Right-of-Use Assets - Schedule of Right-of-Use Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Right-of-Use Assets [Line Items]
Currency alignment	$ 1,219	$ 13,820
Cost [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	1,301,498	417,597
Additions	194,214
Disposal of controlling in subsidiaries	(239,394)	(317,523)
Currency alignment	(4,713)	42,389
Right of use asset at, ending	1,251,605	1,301,498
Cost [Member] | Office premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	1,301,498	355,960
Additions	194,214
Disposal of controlling in subsidiaries	(239,394)	(249,629)
Currency alignment	(4,713)	36,132
Right of use asset at, ending	1,251,605	1,301,498
Cost [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning		61,637
Additions
Disposal of controlling in subsidiaries		(67,894)
Currency alignment		6,257
Right of use asset at, ending
Accumulated depreciation [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	566,802	296,927
Charges		405,866
Additions	242,901
Disposal of controlling in subsidiaries	(111,114)	(186,411)
Currency alignment	(7,330)	50,420
Right of use asset at, ending	691,259	566,802
Accumulated depreciation [Member] | Office premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	566,802	284,599
Charges		405,866
Additions	242,901
Disposal of controlling in subsidiaries	(111,114)	(172,832)
Currency alignment	(7,330)	49,169
Right of use asset at, ending	691,259	566,802
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning		12,328
Charges
Additions
Disposal of controlling in subsidiaries		(13,579)
Currency alignment		1,251
Right of use asset at, ending
Carrying amount [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	734,696
Right of use asset at, ending	560,346	734,696
Carrying amount [Member] | Office premises [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning	734,696
Right of use asset at, ending	560,346	734,696
Carrying amount [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets [Line Items]
Right of use asset at, beginning
Right of use asset at, ending